UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-PX
   Annual Report of Proxy Voting Record of Registered Management
                         Investment Company

         Investment Company Act file number:  811-21581

      JPMorgan Securities Lending Collateral Investment Trust
         (Exact name of registrant as specified in charter)


                          522 Fifth Avenue
                     New York, New York 10036
        (Address of principal executive offices) (Zip code)

                     Gregory L. Pickard, Esq.
                J.P. Morgan Investor Services Co.
                       73 Tremont Street
                  Boston, Massachusetts  02108
             (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (617) 557-8000

Date of fiscal year end: December 31

Date of reporting period: May 14, 2004 to June 30, 2004*
(*Trust commenced operations May 14, 2004)


The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Securities Lending Collateral Investment Trust


By: 	/s/ Gregory L. Pickard
Gregory L. Pickard
Vice President & Asst. Secretary

Date:	August 27, 2004